NOTES PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 8 - NOTES PAYABLE – RELATED PARTIES

In July 2016, the Company converted $228,109 of accounts payable – related parties, and $1,389,772 of accrued expenses – related parties into three promissory notes aggregating $1,617,881. The amounts converted represent accrued expenses and accrued wages prior to 2009 owed to certain officers and executives of the Company. The three notes have similar terms and specify payment terms, trigger events and a default rate of 2% per annum.